Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity File Number	001-41698
Entity Registrant Name	TECHPRECISION CORPORATION
Entity Central Index Key	0001328792
Entity Tax Identification Number	51-0539828
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Bella Drive
Entity Address, City or Town	Westminster
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01473
City Area Code	978
Local Phone Number	874-0591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TPCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false